Intangible assets - Goodwill - Assumptions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash-generating units information
Impairment loss recognised in profit or loss, goodwill	€ 10,100	€ 1,491	€ 0
Impairment loss, net of tax, goodwill	€ 10,100
Santander UK
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	9.50%	8.50%	8.40%
Nominal perpetual growth rate (as a percent)	2.30%	2.50%	2.50%
Impairment loss recognised in profit or loss, goodwill	€ 6,101	€ 1,491
Santander Bank Polska
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	10.00%	9.20%
Nominal perpetual growth rate (as a percent)	3.50%	3.50%
Impairment loss recognised in profit or loss, goodwill	€ 1,192
Santander Consumer USA
Cash-generating units information
Projected period	3 years
Discount rate (as a percent)	10.70%	9.50%	11.10%
Nominal perpetual growth rate (as a percent)	1.50%	1.50%	1.50%
Impairment loss recognised in profit or loss, goodwill	€ 1,153
Santander Bank N.A.
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	11.60%	9.60%	10.60%
Nominal perpetual growth rate (as a percent)	2.50%	3.60%	3.80%
Impairment loss recognised in profit or loss, goodwill	€ 1,177
Santander Consumer Germany
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	9.00%	8.20%	8.50%
Nominal perpetual growth rate (as a percent)	1.80%	2.50%	2.50%
SAM Investment Holdings Limited
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	10.10%	10.00%	9.60%
Nominal perpetual growth rate (as a percent)	2.50%	2.50%	2.50%
Santander Portugal
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	9.80%	8.90%	9.60%
Nominal perpetual growth rate (as a percent)	1.80%	2.00%	2.00%
Santander Consumer Nordics
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	10.10%	8.60%	9.20%
Nominal perpetual growth rate (as a percent)	2.00%	2.50%	2.50%
Impairment loss recognised in profit or loss, goodwill	€ 277
Minimum
Cash-generating units information
Earnings projections based on financial budgets, approve period	3 years
Maximum
Cash-generating units information
Earnings projections based on financial budgets, approve period	5 years